Supplement dated March 20, 2024 to Prospectuses and Summary Prospectuses dated May 1. 2023
Prospectus Form #
Product Name	National	New York
RiverSource® Retirement Advisor Variable Annuity	PRO9070_12_B01_(05/23) USP9070_12_B01_(05/23)
RiverSource® Retirement Advisor Advantage Variable Annuity / RiverSource® Retirement Advisor Select Variable Annuity	PRO9074_12_B01_(05/23) USP9074_12_B01_(05/23)
RiverSource® Retirement Advisor Advantage Plus Variable Annuity / RiverSource® Retirement Advisor Select Plus Variable Annuity	PRO9073_12_B01_(05/23) USP9073_12_B01_(05/23)	PRO9077_12_B01_(05/23) USP9077_12_B01_(05/23)
RiverSource® Retirement Advisor 4 Advantage® Variable Annuity / RiverSource® Retirement Advisor 4 Select® Variable Annuity / RiverSource® Retirement Advisor 4 Access® Variable Annuity	PRO9071_12_B01_(05/23) USP9071_12_B01_(05/23)	PRO9072_12_B01_(05/23) USP9072_12_B01_(05/23)
RiverSource® RAVA 5 Advantage® Variable Annuity /
RiverSource® RAVA 5 Select® Variable Annuity /
RiverSource® RAVA 5 Access® Variable Annuity (Offered
for contract applications signed prior to April 30, 2012)
	PRO9015_12_B01_(05/23) USP9015_12_B01_(05/23)	PRO9006_12_B01_(05/23) USP9006_12_B01_(05/23)
RiverSource® RAVA 5 Advantage® Variable Annuity /
RiverSource RAVA 5 Select® Variable Annuity /
RiverSource RAVA 5 Access Variable Annuity (Offered for
contract applications signed on or after April 30, 2012
but prior to April 29, 2013)
	PRO9021_12_B01_(05/23) USP9021_12_B01_(05/23)	PRO9012_12_B01_(05/23) USP9012_12_B01_(05/23)
RiverSource® RAVA 5 Advantage® Variable Annuity /
RiverSource RAVA 5 Select® Variable Annuity /
RiverSource RAVA 5 Access Variable Annuity (Offered for
contract applications signed on or after April 30, 2013)
	PRO9018_12_B01_(05/23) USP9018_12_B01_(05/23)	PRO9009_12_B01_(05/23) USP9009_12_B01_(05/23)
RiverSource® RAVA 5 Choice® Variable Annuity	PRO9099_12_B01_(05/23) USP9099_12_B01_(05/23)	PRO9100_12_B01_(05/23) USP9100_12_B01_(05/23)
RiverSource® RAVA 5 Advantage® Variable Annuity (Offered for contract applications signed on or after April 29, 2019)	PRO9101_12_B01_(05/23) USP9101_12_B01_(05/23)	PRO9102_12_B01_(05/23) USP9102_12_B01_(05/23)
RiverSource® Apex Variable Annuity	PRO9109_12B_01_(05/23) ISP9109_12_B01_(05/23) USP9109_12_B01_(05/23)	PRO9110_12B_01_(05/23) ISP9110_12_B01_(05/23) USP9110_12_B01_(5/23)
RiverSource® Vista Variable Annuity	PRO9111_12B_01_(05/23) ISP9111_12_B01_(05/23) USP9111_12_B01_(05/23)	PRO9112_12B_01_(05/23) ISP9112_12_B01_(05/23) USP9112_12_B01_(5/23)
RiverSource® RAVA 5 Access Variable Annuity (Offered for contract applications signed on or after June 22, 2020)	PRO9104_12B_01_(05/23) ISP9104_12_B01_(05/23) USP9104_12_B01_(05/23)	PRO9105_12B_01_(05/23) ISP9105_12_B01_(05/23) USP9105_12_B01_(05/23)
RiverSource® Retirement Group Annuity Contract I	PRO9022_12B_01_(05/23) ISP9022_12_B01_(05/23) USP9022_12_B01_(05/23)
RiverSource® Retirement Group Annuity Contract II	PRO9023_12B_01_(05/23) ISP9023_12_B01_(05/23) USP9023_12_B01_(05/23)

Supplement dated March 20, 2024 to Prospectuses and Summary Prospectuses dated May 1. 2023
Prospectus Form #
Product Name	National	New York
RiverSource® Variable Universal Life Insurance	PRO9090_12_B01_(05/23) USP9090_12_B01_(05/23)
RiverSource® Variable Universal Life Insurance III	PRO9092_12_B01_(05/23) USP9092_12_B01_(05/23)
RiverSource® Variable Universal Life Insurance IV / RiverSource® Variable Universal Life Insurance IV Estate Series	PRO9094_12_B01_(05/23) USP9094_12_B01_(05/23)
RiverSource® Variable Universal Life Insurance 5 / RiverSource® Variable Universal Life Insurance 5 Estate Series	PRO9086_12_B01_(05/23) USP9086_12_B01_(05/23)
RiverSource® Variable Universal Life Insurance 6v3	PRO9177_12B_01_(05/23) ISP9177_12_B01_(05/23)
RiverSource® Variable Universal Life 6 Insurance	PRO9088_12B_01_(05/23) USP9088_12_B01_(05/23)	PRO9089_12B_01_(05/23) ISP9089_12_B01_(05/23) USP9089_12_B01_(05/23)
RiverSource® Survivorship Variable Universal Life Insurance	PRO9113_12B_01_(05/23) ISP9113_12_B01_(05/23) USP9113_12_B01_(05/23)	PRO9114_12B_01_(05/23) ISP9114_12_B01_(05/23) USP9114_12_B01_(05/23)
The information in this Supplement updates and amends certain information contained in your current variable annuity or life insurance product prospectus, updating summary prospectus and initial summary prospectus (collectively, the “Prospectus”). Please read it carefully and keep it with your product prospectus for future reference. Except as modified in this supplement, all other terms and information contained in the prospectus remain in effect and unchanged.
On March 7, 2023, the Board of Directors of BlackRock Variable Series Funds, Inc., on behalf of the BlackRock Global Allocation V.I. Fund (“the Fund”), approved the appointment of BlackRock International Limited (“BIL”) as a sub-adviser of the Fund, pursuant to a sub-advisory agreement between BIL and BlackRock Advisors, LLC with respect to the Fund. This addition is effective March, 11, 2024.
The information in the table under the heading “Investment Adviser” in the “Appendix A: Funds Available Under the Contract” section in your prospectus is replaced in its entirety with the following:
Investing In	Investment Objective and Policies	Investment Adviser
BlackRock - Global Allocation V.I. Fund (Class I), (Class III)	Seeks high total investment return.	BlackRock Advisors, LLC, adviser; BlackRock (Singapore) Limited and BlackRock International Limited, sub-advisers.
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
SUP9109-0006_(3/24)